SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 12, 2021	Jun. 14, 2021	Nov. 30, 2021	Jun. 30, 2021	Jul. 12, 2022
SUBSEQUENT EVENTS
Issuance of Shares, net of issuance cost					$ 165.0	$ 50.0
NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Issuance of Shares, net of issuance cost			$ 315.0		$ 315.0
Issuance of Shares, net of issuance cost (in shares)		291,290,416
SUBSEQUENT EVENTS | Second Closing
SUBSEQUENT EVENTS
Issuance of Shares, net of issuance cost				$ 27.5
Issuance of Shares, net of issuance cost (in shares)				80,104,865
Remaining amount available to purchase senior convertible preferred shares	$ 22.5			$ 22.5
SUBSEQUENT EVENTS | Second Closing | NIO Capital and Joy Capital
SUBSEQUENT EVENTS
Issuance of Shares, net of issuance cost	$ 27.5
Issuance of Shares, net of issuance cost (in shares)	80,104,865
Remaining amount available to purchase senior convertible preferred shares	$ 22.5			22.5
SUBSEQUENT EVENTS | Second Closing | Joy Capital
SUBSEQUENT EVENTS
Remaining amount available to purchase senior convertible preferred shares	17.5			17.5
Debt, Long-term and Short-term, Combined Amount	$ 17.5			$ 17.5